Subsequent Events (Details Narrative) (10-K)																														1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 04, 2020 USD ($) shares	Jul. 29, 2020 USD ($) $ / shares shares	Jul. 06, 2020 USD ($) shares	May 28, 2020 USD ($) shares	May 22, 2020 USD ($) shares	May 21, 2020 USD ($) shares	May 19, 2020 USD ($)	May 17, 2020 shares	May 07, 2020 USD ($)	Apr. 24, 2020 USD ($) $ / shares shares	Apr. 15, 2020 USD ($) shares	Apr. 15, 2020 USD ($)	Apr. 07, 2020 USD ($) $ / shares shares	Mar. 16, 2020 USD ($) shares	Mar. 11, 2020 USD ($) shares	Feb. 17, 2020 $ / shares shares	Feb. 07, 2020 USD ($) shares	Jan. 29, 2020	Jan. 29, 2020	Jan. 24, 2020 USD ($) shares	Jan. 24, 2020 USD ($)	Jan. 23, 2020 USD ($) Integer $ / shares shares	Jan. 17, 2020 USD ($) shares	Jan. 15, 2020 USD ($) shares	Jan. 13, 2020 USD ($) shares	Jan. 10, 2020 USD ($) shares	Jan. 02, 2020 USD ($)	Aug. 26, 2019 USD ($) shares	Jun. 14, 2019	Jul. 31, 2019 shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Jul. 23, 2020 USD ($)	May 20, 2020	May 13, 2020	Mar. 25, 2020 $ / shares shares
Value of shares issued during period for service rendered																															$ 88,625		$ 141,125	$ 738,300	$ 801,000
Common stock, par value | $ / shares																																$ 0.001		$ 0.001	$ 0.001
Proceeds from convertible promissory note																																$ 1,436,000	$ 1,111,111	$ 1,111,111
Stock issued during period, value																																		$ 2,039,303	$ 5,315,176
Common stock, shares, outstanding | shares																																9,618,401		8,015,756	5,654,830
Preferred stock, par value | $ / shares																																$ 0.001		$ 0.001
Preferred stock, authorized | shares																																30,000,000		30,000,000
Repurchase inventory																																$ 1,190,998		$ 1,369,225	$ 923,707
12% Convertible Promissory Note [Member]
Debt instrument, face amount																												$ 560,000
Debt instrument, maturity date																												Feb. 26, 2020
Proceeds from convertible promissory note																				$ 588,366
Number of shares returned | shares																												153,005
Stock issued during period, shares | shares																												181,005
Investor [Member] | 12% Convertible Promissory Note [Member]
Stock issued during period, shares | shares																				100,000
Greentree Financial Group, Inc. [Member] | Investor [Member]
Debt instrument, maturity date																			Oct. 23, 2020
Loan Agreement [Member] | Tiburon Opportunity Fund [Member]
Debt instrument, maturity date																													Dec. 27, 2019
Loan Agreement [Member] | Greentree Financial Group, Inc. [Member]
Debt instrument, face amount																						$ 1,100,000
Debt conversion price per share | $ / shares																						$ 2.00
Debt Conversion Agreement [Member]
Debt instrument, face amount										$ 424,000
Debt conversion price per share | $ / shares										$ 2.00
Securities Purchase Agreement [Member]
Stock issued during period, shares | shares																														20,000
Securities Purchase Agreement [Member] | BHP Capital NY Inc. [Member] | Investor [Member]
Debt instrument, face amount													$ 168,000
Debt conversion price per share | $ / shares													$ 2.05
Debt conversion description													Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower's securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Alternate Conversion Price" shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices ("VWAP") during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). "Market Price" means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Stock issued during period, shares | shares													10,700
Securities Purchase Agreement [Member] | Jefferson Street Capital, LLC. [Member] | Investor [Member]
Debt instrument, face amount													$ 168,000
Debt conversion price per share | $ / shares													$ 2.05
Debt conversion description													Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower's securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Alternate Conversion Price" shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices ("VWAP") during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). "Market Price" means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Stock issued during period, shares | shares													10,700
Subsequent Event [Member]
Stock issued during period, shares | shares											12,500
Stock issued during period, value											$ 12,500			$ 477,500
Preferred stock, par value | $ / shares																																							$ 0.001
Preferred stock, authorized | shares																																							30,000,000
Subsequent Event [Member] | 12% Convertible Promissory Note [Member]
Number of shares returned | shares																				153,005
Number of reserved shares canceled | shares																				875,000
Subsequent Event [Member] | Consultant [Member]
Stock issued during period, shares, issued for services | shares			25,000			50,000
Value of shares issued during period for service rendered			$ 61,000			$ 114,000
Subsequent Event [Member] | Ridgewood LLC [Member]
Stock issued during period, shares, issued for services | shares																									50,000
Value of shares issued during period for service rendered																									$ 100,000
Subsequent Event [Member] | Greentree Financial Group, Inc. [Member]
Debt instrument, face amount	$ 740,000																																			$ 360,000
Description on amendment agreement																		(i) correct the effective date set forth in the Loan Agreement, Note and Warrant to January 23, 2020, (ii) clarify the terms of the registration right provision in the Loan Agreement, and (iii) to ensure that the total number of shares of Common Stock issued pursuant to the Loan Agreement, the Note, and/or the Warrant, each as amended, does not exceed 17.99% of the Company's issued and outstanding Common Stock as of January 23, 2020.
Stock issued during period, shares | shares	1,394,900
Subsequent Event [Member] | MZHCI, LLC [Member]
Stock issued during period, shares | shares																	15,000
Stock issued during period, value																	$ 40,350
Subsequent Event [Member] | Caro Partners, LLC [Member]
Stock issued during period, value											$ 31,625
Subsequent Event [Member] | BHP Capital NY Inc. [Member]
Stock issued during period, shares | shares										10,700
Stock issued during period, value										$ 18,725
Subsequent Event [Member] | Jefferson Street Capital, LLC. [Member]
Stock issued during period, shares | shares										10,700
Stock issued during period, value										$ 18,725
Subsequent Event [Member] | Jefferson Street Capital, LLC. [Member] | Investor [Member]
Debt instrument, face amount		$ 224,000
Debt conversion price per share | $ / shares		$ 2.05
Stock issued during period, shares | shares		14,266
Subsequent Event [Member] | 32 Entertainment, LLC [Member] | Amended Subordinate Secured Note [Member]
Debt instrument, face amount				$ 56,250			$ 200,000
Debt instrument, interest rate, effective percentage							16.00%
Debt return amount				$ 6,250
Number of shares issued during period of restricted stock | shares				40,000
Debt instrument, maturity date							May 21, 2020
Prepay of debt principal amount				$ 50,000
Subsequent Event [Member] | PPE Brickell Supplies, LLC [Member]
Stock issued during period, shares | shares						200,000
Stock issued during period, value						$ 456,000
Subsequent Event [Member] | Graphene Holdings, LLC [Member]
Stock issued during period, shares, issued for services | shares					200,000
Value of shares issued during period for service rendered					$ 466,000
Stock issued during period, shares | shares						50,000
Stock issued during period, value						$ 114,000
Subsequent Event [Member] | Loan Agreement [Member]
Debt instrument, interest rate, effective percentage											1.00%	1.00%
Number of warrants to purchase common stock | shares																						550,000
Debt instrument, maturity date												Apr. 15, 2022										Jan. 23, 2023
Warrant, exercise price | $ / shares																						$ 2.00
Proceeds from loan												$ 789,852
Subsequent Event [Member] | Loan Agreement [Member] | 10% Convertible Promissory Note [Member]
Debt instrument, face amount																						$ 1,100,000
Debt instrument, interest rate, effective percentage																						10.00%
Debt conversion price per share | $ / shares																						$ 2.00
Number of warrants to purchase common stock | shares																						550,000
Debt instrument, maturity date																						Oct. 23, 2020
Warrant, exercise price | $ / shares																						$ 2.00
Common stock, par value | $ / shares																						$ 0.001
Proceeds from convertible promissory note																						$ 1,100,000
Debt conversion description																						The Note reiterates the registration rights set forth in the Loan Agreement and the Warrant. There is no prepayment penalty on the Note. If the Note is not prepaid by the 90th day after the effective date of the Registration Statement, the Investor is required to convert the entire amount of principal and interest outstanding on the Note at that time, at a price of $2.00 per share, unless an event of default (as such events are described in the Note) under the Note has occurred, in which case the Note would be mandatorily converted at a price equal to 50% of the lowest trading price of the Common Stock for the last 10 trading days immediately prior to, but not including, the date that the Note mandatorily converts. The Note also contains a conversion limitation provision, which prohibits the Investor from converting the Note in an amount that would result in the beneficial ownership of greater than 4.9% of the total issued and outstanding shares of Common Stock, provided that (i) such conversion limitation may be waived by the Investor with 61 days prior notice, and (ii) the Investor cannot waive the conversion limitation if conversion of the Note would result in the Investor having beneficial ownership of greater than 9.9% of the total issued and outstanding shares of Common Stock.
Debt instrument, convertible, threshold percentage of stock price																						50.00%
Debt instrument, convertible, threshold trading days | Integer																						10
Warrant expiration date																						Jan. 23, 2023
Shares sold price per share | $ / shares																						$ 3.00
Consecutive threshold trading days | Integer																						20
Unexercised portion of warrants, price per share | $ / shares																						$ 1.00
Subsequent Event [Member] | Loan Agreement [Member] | 10% Convertible Promissory Note [Member] | Minimum [Member]
Warrant, exercise price | $ / shares																						$ 2.00
Subsequent Event [Member] | Loan Agreement [Member] | Investor [Member]
Stock issued during period, shares, issued for services | shares																						100,000
Additional shares issued for advisory services | shares																						60,000
Legal fees																						$ 15,000
Subsequent Event [Member] | Loan Agreement [Member] | Tiburon Opportunity Fund [Member]
Debt instrument, face amount																											$ 400,000
Debt instrument, interest rate, effective percentage																											1.50%
Subsequent Event [Member] | Loan Agreement [Member] | ED Roses, LLC [Member]
Debt instrument, face amount																											$ 150,000
Debt instrument, interest rate, effective percentage																											1.50%
Debt return amount																											$ 180,000
Debt return amount, principal																											150,000
Debt return amount, interest																											$ 30,000
Subsequent Event [Member] | Loan Agreement [Member] | Labrys Fund, LP [Member] | 12% Convertible Promissory Note [Member]
Debt instrument, interest rate, effective percentage																				12.00%	12.00%
Proceeds from convertible promissory note																					$ 588,366
Subsequent Event [Member] | Debt Conversion Agreement [Member]
Debt instrument, face amount										424,000
Debt converted amount										$ 400,000
Debt conversion price per share | $ / shares										$ 2.00
Number of shares issued during period of restricted stock | shares										200,000
Subsequent Event [Member] | 5% Promissory Note Agreement [Member] | Rawleigh Ralls [Member]
Debt instrument, face amount																										$ 267,000
Debt instrument, interest rate, effective percentage																										5.00%
Value of shares purchased																										$ 250,000
Number of warrants to purchase common stock | shares																										125,000
Debt instrument, maturity date																										Jul. 10, 2020
Subsequent Event [Member] | 5% Promissory Note Agreement [Member] | Richard O'Leary [Member]
Debt instrument, face amount																							$ 53,500
Debt instrument, interest rate, effective percentage																							5.00%
Value of shares purchased																							$ 50,000
Number of warrants to purchase common stock | shares																							25,000
Number of shares issued for incentive | shares																							6,500	13,000		33,000
Debt instrument, maturity date																							Jul. 17, 2020	Jul. 15, 2020
Subsequent Event [Member] | 5% Promissory Note Agreement [Member] | Paul J. Solit and Julie B. Solit [Member]
Debt instrument, face amount																								$ 107,000
Debt instrument, interest rate, effective percentage																								5.00%
Value of shares purchased																								$ 100,000
Number of warrants to purchase common stock | shares																								50,000
Subsequent Event [Member] | Purchase Agreement [Member] | Pearl 33 Holdings, LLC [Member]
Shares sold price per share | $ / shares																$ 1.00
Stock issued during period, shares | shares																150,000
Number of shares sold during period | shares																80,065
Ownership percentage																72.15%
Common stock, shares, outstanding | shares																110,964
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Common Stock One [Member]
Purchased assets achieve cumulative revenue															$ 2,500,000
Stock issued during period, shares, purchase of assets | shares															125,000
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Common Stock Two [Member]
Purchased assets achieve cumulative revenue															$ 5,000,000
Stock issued during period, shares, purchase of assets | shares															125,000
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Scalematix, LLC [Member]
Number of shares issued during period of restricted stock | shares															238,750
Value of shares issued during period of restricted stock															$ 70,850
Subsequent Event [Member] | Consulting Agreement [Member]
Consultant transaction description										Under the terms of the Agreement, the Consultant is to provide business development services and consultation related to potential trade financing opportunities. The Agreement has a term of six (6) months. The Consultant is to be compensated ten thousand (10,000) shares of common stock upon execution of the Agreement and then shall receive six (6) additional monthly payments of eight thousand (8,000) shares of restricted common stock per month beginning on May 24, 2020 and ending on October 24, 2020.
Subsequent Event [Member] | Consulting Agreement [Member] | Consultant [Member]
Stock issued during period, shares | shares														300,000
Stock issued during period, value														$ 600,000
Subsequent Event [Member] | Consulting Agreement One [Member] | Consultant [Member]
Stock issued during period, shares | shares														50,000
Stock issued during period, value														$ 100,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | BHP Capital NY Inc. [Member]
Debt instrument, interest rate, effective percentage													2.00%
Debt conversion price per share | $ / shares													$ 2.05
Debt instrument, maturity date													Oct. 07, 2020
Proceeds from convertible promissory note													$ 150,000
Debt conversion description													The Investor shall have the right at any time to convert all or any part of the outstanding and unpaid principal, interest, fees, or any other obligation owed pursuant to this Note into fully paid and non-assessable shares of Common Stock at a conversion price equal to $2.05 per share.
Stock issued during period, shares | shares													10,700
Convertible promissory note													$ 168,000
Debt instrument, original issue discount													$ 18,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Jefferson Street Capital, LLC. [Member]
Debt instrument, interest rate, effective percentage													2.00%
Debt conversion price per share | $ / shares													$ 2.05
Debt instrument, maturity date													Oct. 07, 2020
Proceeds from convertible promissory note													$ 150,000
Debt conversion description													The Investor shall have the right at any time to convert all or any part of the outstanding and unpaid principal, interest, fees, or any other obligation owed pursuant to this Note into fully paid and non-assessable shares of Common Stock at a conversion price equal to $2.05 per share.
Stock issued during period, shares | shares													10,700
Convertible promissory note													$ 168,000
Debt instrument, original issue discount													$ 18,000
Subsequent Event [Member] | Purchase of Inventory and Repurchase Agreement [Member]
Stock issued during period, shares | shares								10,000
Repurchase date								Jun. 30, 2020
Subsequent Event [Member] | Purchase of Inventory and Repurchase Agreement [Member] | Fergco Bros, LLC [Member]
Payment for assets									$ 100,000
Repurchase inventory									$ 105,000
Repurchase date									Jun. 30, 2020
Subsequent Event [Member] | Distributor Agreement [Member] | Marrone Bio Innovations, LLC [Member]
Debt instrument, interest rate, effective percentage																																						15.00%
Subsequent Event [Member] | Share Exchange Agreement [Member]
Percentage of issued and outstanding units																																					50.00%
Ownership percentage																																					50.00%
Subsequent Event [Member] | Amended Limited Liability Company Agreement [Member]
Ownership percentage																																					50.00%
Subsequent Event [Member] | Amended Limited Liability Company Agreement [Member] | PPE Brickell Supplies, LLC [Member]
Ownership percentage																																					25.00%
Subsequent Event [Member] | Amended Limited Liability Company Agreement [Member] | Graphene Holdings, LLC [Member]
Ownership percentage																																					25.00%